Related party transactions (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Oct. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)
Related Party Transaction
Incomes earned		$ 3,823	¥ 26,316
Interest expenses		16,561	113,993	¥ 78,014	¥ 40,008
Amounts due to related parties		680		53,255		¥ 4,679
Beijing Jingjing | Rental of properties
Related Party Transaction
Expenses incurred			0	1,440	1,440
Monthly rental payment				120	120
China Bright Group Co. Limited | Raw material purchase
Related Party Transaction
Raw material purchase		5,289	36,405	37,556	15,683
GMHL, Beijing Jingjing and China Bright
Related Party Transaction
Amounts due to related parties		680		53,255		¥ 4,679
Golden Meditech (S) Pte Ltd. | Consultancy expenses
Related Party Transaction
Expenses incurred		630	4,337	4,078	1,984
Cordlife Group Limited - listed on Singapore Exchange | License fee
Related Party Transaction
Expenses incurred	¥ 317			¥ 317	¥ 321
GMHL | Consultancy income
Related Party Transaction
Incomes earned		2,439	16,786
GMHL | Data access income
Related Party Transaction
Incomes earned		$ 3,823	¥ 26,316